Acquisitions and Dispositions (Schedule of Significant Non Cash Items and Capital Expenditure) (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Significant noncash items
Accrued capital expenditures	[1],[2],[3]	$ 201	$ 175
Dominion Energy Gas Holdings, LLC
Significant noncash items
Accrued capital expenditures	[2]	31	56
East Ohio | Dominion Energy Gas Holdings, LLC
Business Acquisition [Line Items]
Capital expenditures		65	58
Significant noncash items
Accrued capital expenditures		6	6
DGP | Dominion Energy Gas Holdings, LLC
Business Acquisition [Line Items]
Capital expenditures		$ 3	$ 1

[1]	See Note 16 for noncash financing activities related to the acquisition of the public interest in Dominion Energy Midstream.
[2]	See Note 2 for noncash investing and financing activities related to the adoption of a new accounting standard for leasing arrangements.
[3]	See Note 3 for noncash investing and financing activities related to the SCANA Combination.